STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
 New York, New York 10038

May 27, 2016
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention:  Ms. Anu Dubey

Re:	A&Q Masters Fund Registration Statement on Form N-2
Ladies and Gentlemen:
On behalf of A&Q Masters Fund (the "Fund"), transmitted for filing with the Securities and Exchange Commission (the "Commission") is the Fund's Registration Statement on Form N-2 (the "Registration Statement") under the Securities Act of 1933, as amended (the "1933 Act") (also constituting Amendment No. 6 to the Registration Statement under the Investment Company Act of 1940, as amended (File No. 811-22859)).  The Registration Statement is being filed principally to update the Fund's annual financial information and comply with paragraphs (a)(5) and (6) of Rule 415 under the 1933 Act.  No new shares of beneficial interest are being registered at this time; rather, all previously registered but unsold shares are being carried forward as permitted by Rules 415 and 429 under the 1933 Act.
We hereby request that the Registration Statement be given a selective review.  The prospectus and statement of additional information ("SAI") contained in the Registration Statement are substantially similar to the definitive versions thereof filed with the Commission pursuant to Rule 497 under the 1933 Act on August 10, 2015 (File No. 333-189732), except for the updating of financial information and other general updating of information.  We also note that certain disclosure in the prospectus under the captions "Summary of Fund Expenses" and "Performance Information" has been revised in light of comments of the staff (the "Staff") of the Commission that were provided to me in April 2016 by Ms. Anu Dubey of the Staff, relating to Post-Effective Amendment No. 3 to the Registration Statement of A&Q Long/Short Strategies Fund LLC (File No. 333-194093).  The prospectus and SAI filed herewith are marked to show changes from the definitive versions of those documents filed pursuant to Rule 497 under the 1933 Act on August 10, 2015.
We propose to file a pre-effective amendment to the Registration Statement as early in July 2016 as practicable, following receipt of your comments, if any, to the accompanying filing in order to formally incorporate the Fund's audited financial statements for the fiscal year ended March 31, 2016, and complete other omitted data, and seek effectiveness as of August 1, 2016.
Should members of the Staff have any questions or comments regarding the Registration Statement, they should telephone the undersigned at 212.806.6274 or Gary L. Granik of this office at 212.806.5790.
Very truly yours,

/s/ Brad A. Green
Brad A. Green

cc:  Gary L. Granik